UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended
	Mar. 31, 2023	Mar. 14, 2023	Mar. 31, 2022
Successor [Member]
Revenues	$ 342,000
Cost of Revenues	87,000
Gross Profit	255,000
Operating Expenses
Research and development	211,000
Sales and marketing	174,000
General and administrative	241,000
Amortization of intangible assets	116,000
Change in fair value of earnout
Total Operating Expenses	742,000
Loss from operations	(487,000)
Other Income (Expense)
Interest income (expense), net	(1,000)
Change in fair value of derivative liability	1,686,000
Other income	1,685,000
Net Income (Loss), before tax	1,198,000
Income tax benefit/(provision)	1,560,000
Net income	2,758,000
Unrealized foreign exchange loss from cumulative translation adjustments
Comprehensive Income (Loss)	$ 2,758,000
Basic and dilutive weighted average shares outstanding, Class A common stock	8,582,699
Basic and dilutive net income per share, Class A common stock	$ 0.20
Basic and dilutive weighted average shares outstanding, Class C common stock	5,487,300
Basic and dilutive net income per share, Class C common stock	$ 0.20
Predecessor [Member]
Revenues		$ 1,620,000	$ 2,582,000
Cost of Revenues		483,000	589,000
Gross Profit		1,137,000	1,993,000
Operating Expenses
Research and development		1,455,000	1,991,000
Sales and marketing		964,000	1,122,000
General and administrative		2,293,000	2,304,000
Amortization of intangible assets		806,000	975,000
Change in fair value of earnout			(2,827,000)
Total Operating Expenses		5,518,000	3,565,000
Loss from operations		(4,381,000)	(1,572,000)
Other Income (Expense)
Interest income (expense), net		1,000	1,000
Change in fair value of derivative liability
Other income		1,000	1,000
Net Income (Loss), before tax		(4,380,000)	(1,571,000)
Income tax benefit/(provision)		0	(100,000)
Net income		(4,380,000)	(1,671,000)
Unrealized foreign exchange loss from cumulative translation adjustments		(28,000)	(189,000)
Comprehensive Income (Loss)		$ (4,408,000)	$ (1,860,000)